PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Comprehensive (Loss) Income
Revenue	¥ 1,170,858	$ 160,407	¥ 1,375,192	¥ 1,399,844
Selling and marketing expenses	221,829	30,390	268,399	280,093
General and administrative expenses	(689,144)	(94,412)	(330,848)	(397,440)
Operating loss	(506,372)	(69,372)	13,451	(26,353)
Foreign currency exchange gains	(334)	(46)	(901)	(325)
(Loss) income before income taxes	(503,937)	(69,039)	14,362	(16,566)
Income tax expense	(31,492)	(4,314)	7,972	14,504
Net income (loss)	(587,102)	(80,432)	10,354	85,233
Other comprehensive (loss) income
Foreign currency translation adjustment	6,050	829	(1,448)	965
Comprehensive income (loss)	(581,052)	(79,603)	8,906	86,198
Parent Company
Condensed Statements of Comprehensive (Loss) Income
Revenue	7,054	966
Selling and marketing expenses				(8)
General and administrative expenses	(123,062)	(16,859)	(11,625)	(34,558)
Operating loss	(116,008)	(15,893)	(11,625)	(34,566)
Equity in income (loss) of subsidiaries	(471,086)	(64,538)	20,415	117,266
Foreign currency exchange gains	620	85	106	2,480
Interest (expense) income	(68)	(9)	30	(1,660)
(Loss) income before income taxes	(586,542)	(80,355)	8,926	83,520
Net income (loss)	(586,542)	(80,355)	8,926	83,520
Other comprehensive (loss) income
Foreign currency translation adjustment	6,050	829	(1,448)	965
Comprehensive income (loss)	¥ (580,492)	$ (79,526)	¥ 7,478	¥ 84,485